29. RELATED PARTIES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salary and profit sharing		R$ 67,814	R$ 59,589	R$ 40,082
Short term benefits (1)	[1]	2,777	257	47
Private pension		1,323	893	564
Post-employment benefits			125	132
Termination benefits		8,417	16,275	10,070
Share-based payment		17,397	12,052	5,621
Total remuneration and benefits paid to professionals		R$ 97,728	R$ 89,191	R$ 56,516

[1]	Comprises: medical assistance, educational expenses and others.